EXHIBIT 99.10

AMC WAIVED CONDITIONS REPORT

Exception Grades
Run Date - 7/14/2016 12:59:30 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory
XXXXXXXX	353740815	XXXXXXXX	915279	353740815-3831	06/23/2016	Credit	Credit	Miscellaneous

Exception Grades
Run Date - 7/14/2016 12:59:30 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Exception	Exception Detail	Exception Information
XXXXXXXX	353740815	XXXXXXXX	Credit Exception:		Cashout exceeds the guideline maximum of $250,000. 6/23/2016 - Waived by client via a guideline exception.

Exception Grades
Run Date - 7/14/2016 12:59:30 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Note Date
XXXXXXXX	353740815	XXXXXXXX	21.31% DTI on this Full documentation loan < 43% guideline max - 21.69% below program guideline maximum	Reviewer Comment (2016-06-23): Waived by client via a guideline exception.			07/11/2016	2	XX/XX/XXXX

Exception Grades
Run Date - 7/14/2016 12:59:30 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Property State	Occupancy	Purpose	Exception Remediation	Fitch Overall Initial	Fitch Overall Final	Fitch Credit Initial	Fitch Credit Final	Fitch Compliance Initial	Fitch Compliance Final
XXXXXXXX	353740815	XXXXXXXX	CA	Primary	Refinance - Cash-out - Other		D	BW	A	BW	D	B

Exception Grades
Run Date - 7/14/2016 12:59:30 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Fitch Property Initial	Fitch Property Final	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXXXXXX	353740815	XXXXXXXX	A	A	Safe Harbor QM	Safe Harbor QM	No